As filed with the Securities and Exchange Commission on August 25, 2000
                                                       Registration No. 33-13954
================================================================================
                              UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

              Pre-Effective Amendment No. ________          [   ]

                 Post-Effective Amendment No. 30            [X]

                                    and/or

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [   ]

                   Amendment No. 31                [X]

(Check appropriate box or boxes)

                              Pacific Select Fund
              (Exact Name of Registrant as Specified in Charter)

       700 Newport Center Drive, P.O. Box 7500, Newport Beach, CA  92660
             (Address of Principal Executive Offices )  (Zip Code)

   Registrant's Telephone Number, including Area Code:  (949) 219-6767

                               Robin Yonis
              Assistant Vice President and Investment Counsel of
                        Pacific Life Insurance Company
                           700 Newport Center Drive
                             Post Office Box 9000
                           Newport Beach, CA  92660
                    (Name and Address of Agent for Service)

                                  Copies to:

                            Jeffrey S. Puretz, Esq.
                            Dechert Price & Rhoads
                             1775 Eye Street, N.W.
                         Washington, D.C.  20006-2401

Approximate Date of Proposed Public Offering ___________________________________

It is proposed that this filing will become effective (check appropriate box)
     [_] immediately upon filing pursuant to paragraph (b)
     [X] on August 28, 2000 pursuant to paragraph (b)
            ---------
     [_] 60 days after filing pursuant to paragraph (a)(1)
     [_] on (date) pursuant to paragraph (a)(1)
     [_] 75 days after filing pursuant to paragraph (a)(2)
     [_] on October 1, 2000 pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:
     [_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

                 Supplement to Prospectus Dated May 1, 2000 for
                              Pacific Select Fund

                          -----------------------------------------------------
Reorganization of the      The fund's board of trustees and a majority of the
Bond and Income            shareholders of the Bond and Income Portfolio have
Portfolio                  approved the reorganization of the Bond and Income
                           Portfolio into the Managed Bond Portfolio. This transaction, referred to as a reorganization, is scheduled to occur at or about 4:00 p.m. Eastern time on September 22, 2000, the reorganization date.

                           Under the reorganization, all of the assets of the Bond and Income Portfolio will be transferred to the Managed Bond Portfolio in exchange for shares of the Managed Bond Portfolio. These shares will be distributed to the shareholders of the Bond and Income Portfolio and the Bond and Income Portfolio will be liquidated and cease to exist.

                          -----------------------------------------------------
Postponement of the        The reorganization date may be postponed if:
reorganization
                           . the New York Stock Exchange or another primary
                             trading market for portfolio securities of the Bond and Income Portfolio and/or the Managed Bond Portfolio is closed to trading or otherwise restricted, or

                           . trading or the reporting of trading on the New
                             York Stock Exchange or other primary trading market is disrupted and the fund's board of trustees believes the value of the net assets in either portfolio cannot be accurately appraised.

                           If either of these events occur, the reorganization date will be postponed until the first business day after trading is fully resumed and reporting has been restored.

Supplement dated August 28, 2000

                           This supplement changes page 51 of the prospectus to read:

                          -----------------------------------------------------
Fees and expenses paid     The fund pays Pacific Life an advisory fee for the
by the fund                services it provides as investment adviser. It also
                           pays for all of the costs of its operations, as well as for other services Pacific Life provides through a support services agreement.


                           The table below shows the advisory fee as an annual percentage of each portfolio's average daily net assets. Pacific Life uses part of this fee to pay for the services of the portfolio managers.

                           The table also shows the fund expenses for each portfolio based on expenses in 1999, adjusted to reflect recently reduced custody fees. To help limit fund expenses, effective July 1, 2000 Pacific Life has contractually agreed to waive all or part of its investment advisory fees or otherwise reimburse each portfolio for operating expenses (including organizational expenses, but not including advisory fees, additional costs associated with foreign investing and extraordinary expenses) that exceed an annual rate of 0.10% of its average daily net assets. Such waiver or reimbursement is subject to repayment to Pacific Life to the extent such expenses fall below the 0.10% expense cap. For each portfolio, Pacific Life's right to repayment is limited to amounts waived and/or reimbursed that exceed the new 0.10% expense cap, but do not exceed the previously established 0.25% expense cap. Any amounts repaid to Pacific Life will have the effect of increasing expenses of the portfolio, but not above the 0.10% expense cap. There is no guarantee that Pacific Life will continue to cap expenses after December 31, 2001. In 1999, Pacific Life reimbursed the Small-Cap Index Portfolio $96,949.


                    -----------------------------------------------------------------------
                                                                    Less
                                        Advisory Other    Total     adviser's     Total net
                    Portfolio           fee      expenses expenses+ reimbursement expenses
                    -----------------------------------------------------------------------
                                            As an annual % of average daily net assets
                    Aggressive Equity   0.80     0.04     0.84       --           0.84
                    Emerging
                     Markets/1/         1.10     0.19     1.29       --           1.29
                    Diversified
                     Research/2/        0.90     0.05     0.95       --           0.95
                    Small-Cap Equity    0.65     0.04     0.69       --           0.69
                    International
                     Large-Cap/2/       1.05     0.10     1.15       --           1.15
                    Bond and Income     0.60     0.05     0.65       --           0.65
                    Equity              0.65     0.03     0.68       --           0.68
                    I-Net
                     Tollkeeper/2/      1.50     0.14     1.64      (0.04)        1.60
                    Multi-Strategy      0.65     0.04     0.69       --           0.69
                    Equity Income       0.65     0.04     0.69       --           0.69
                    Growth LT           0.75     0.03     0.78       --           0.78
                    Mid-Cap Value       0.85     0.07     0.92       --           0.92
                    Equity Index/3/     0.25     0.04     0.29       --           0.29
                    Small-Cap Index     0.50     0.30     0.80      (0.20)        0.60
                    REIT                1.10     0.15     1.25      (0.05)        1.20
                    International
                     Value              0.85     0.09     0.94       --           0.94
                    Government
                     Securities         0.60     0.05     0.65       --           0.65
                    Managed Bond/1/     0.60     0.05     0.65       --           0.65
                    Money Market/1/     0.35     0.04     0.39       --           0.39
                    High Yield Bond/1/
                                        0.60     0.05     0.65       --           0.65
                    Large-Cap Value     0.85     0.08     0.93       --           0.93
                    -----------------------------------------------------------------------

                    /1/ Total adjusted net expenses for these
                        portfolios in 1999, after deduction of an offset for custodian credits were: 1.28% for Emerging Markets Portfolio, 0.64% for Managed Bond Portfolio, 0.38% for Money Market Portfolio, and 0.64% for High Yield Bond Portfolio.
                    /2/ Expenses are estimated. There were no actual
                        advisory fees or expenses for these portfolios in 1999 because the portfolios started after December 31, 1999.
                    /3/ Total adjusted net expenses for the Equity
                        Index Portfolio in 1999, after deduction of an offset for custodian credits, were 0.28%. The advisory fee for the portfolio has also been adjusted to reflect the advisory fee increase effective January 1, 2000. The actual advisory fee and total adjusted net expenses for this portfolio in 1999, after deduction of an offset for custodian credits, were 0.16% and 0.19%, respectively.
                    + The fund has adopted a brokerage enhancement 12b-1 plan, under which brokerage transactions may be placed with broker-dealers in return for credits, cash, or other compensation that may be used to help promote distribution of fund shares. There are no fees or charges to any portfolio under this plan, although the fund's distributor may defray expenses of up to approximately $300,000 for the year 2000, which it might otherwise incur for distribution. If such defrayed amount were considered a fund expense, it would represent approximately .0023% or less of any portfolio's average daily net assets.
Form No. 15-22778-00
         FSUPP82800

                              PACIFIC SELECT FUND

Part C:  OTHER INFORMATION

         Item 23.  Exhibits
                   --------

                       (a)(1) Agreement and Declaration of Trust/7/

                       (a)(2) Establishment and Designation of Shares of
                              Beneficial Interest in the Equity Index Series/1/

                       (a)(3) Written Instrument Amending the Amended and
                              Restated Agreement and Declaration of Trust - I-Net Tollkeeper/9/

                       (a)(4) Form of Written Instrument Amending the Amended
                              and Restated Agreement and Declaration of Trust - Focused 30 and Strategic Value/9/

                       (b)    By-Laws of Registrant/7/

                       (c)    Instruments Defining Rights of Holders of
                              Securities/1/

                       (d)(1) Investment Advisory Agreement/1/

                       (d)(2) Portfolio Management Agreement - Capital Guardian
                              Trust Company/1/

                       (d)(3) Addendum to Goldman Sachs Portfolio Management
                              Agreement/8/

                       (d)(4) Portfolio Management Agreement - J.P. Morgan
                              Investment Management Inc./1/

                       (d)(5) Portfolio Management Agreement - Janus Capital
                              Corporation/1/

                       (d)(6) Portfolio Management Agreement - Morgan Stanley
                              Asset Management/4/

                       (d)(7) Portfolio Management Agreement - Alliance Capital
                              Management L.P./5/

                       (d)(8) Portfolio Management Agreement - Goldman Sachs
                              Asset Management/5/

                       (d)(9) Portfolio Management Agreement - Pacific Investment Management Company/9/

                       (d)(10) Addendum to Advisory Agreement - Large-Cap,
                               Mid-Cap, Small-Cap Index, REIT/6/

                       (d)(11) Addendum to Portfolio Management Agreement -
                               Janus Capital Corporation/3/

                       (d)(12) Addendum to Portfolio Management Agreement -
                               J.P. Morgan Investment Management Inc./3/

                       (d)(13) Addendum to Portfolio Management Agreement -
                               Pacific Investment Management Company/3/

                       (d)(14) Addendum to Advisory Agreement - International
                               Large-Cap and Diversified Research/7/

                       (d)(15) Portfolio Management Agreement - Salomon Brothers
                               Asset Management Inc/6/

                       (d)(16) Portfolio Management Agreement - Lazard Asset
                               Management/6/

                       (d)(17) Addendum to Portfolio Management Agreement -
                               Morgan Stanley Asset Management/6/

                       (d)(18) Addendum to Advisory Agreement - I-Net
                               Tollkeeper/8/

                       (d)(19) Portfolio Management Agreement - Capital Guardian
                               Trust Company/7/

                       (d)(20) Portfolio Management Agreement - Mercury Asset
                               Management US/7/

                       (d)(21) Addendum to Portfolio Management
                               Agreement - Alliance Capital Management L.P./7/

                       (d)(22) Form of Addendum to Advisory Agreement - Focused
                               30 and Strategic Value/9/

                       (d)(23) Form of Addendum to Portfolio Management
                               Agreement - Janus Capital Corporation

                       (e)(1)  Distribution Agreement/7/

                       (e)(2) Addendum to Distribution Agreement - I-Net Tollkeeper Portfolio/8/

                       (e)(3) Form of Addendum to Distribution Agreement - Focused 30 and Strategic Value/9/

                       (f)     Not Applicable

                       (g)(1)  Custodian Agreement/1/

                       (g)(2)  Custodian Agreement Fee Schedule/3/

                       (g)(3) Addendum to Custodian Agreement - Large-Cap, Mid-Cap, Small-Cap Index, REIT/6/

                       (g)(4) Addendum to Custodian Agreement - International Large-Cap and Diversified Research/7/

                       (g)(5) Addendum to Custodian Agreement - I-Net Tollkeeper/8/

                       (h)(1)  Agency Agreement/1/

                       (h)(2)  Participation Agreement/8/

                       (h)(3)  Agreement for Support Services/2/

                       (h)(4) Addendum to Agency Agreement - Large-Cap, Mid-Cap, Small-Cap Index, REIT/6/

                       (h)(5) Addendum to Agency Agreement - International Large-Cap and Diversified Research/7/

                       (h)(6)  Addendum to Agency Agreement - I-Net
                               Tollkeeper/9/

                       (h)(7) Addendum to Participation Agreement - I-Net Tollkeeper/8/

                       (h)(8) Form of Addendum to Agency Agreement - Focused 30 and Strategic Value/9/

                       (h)(9) Form of Addendum to Participation Agreement - Focused 30 and Strategic Value/9/

                       (i)     Opinion and Consent of Counsel/1/

                       (j)     Not Applicable

                       (k)     Not Applicable

                       (l)     Not Applicable

                       (m)     Brokerage Enhancement Plan/8/

                       (m)(1) Revised Schedule A to Brokerage Enhancement Plan - I-Net Tollkeeper/9/

                       (m)(2) Form of Revised Schedule A to Brokerage Enhancement Plan - Focused 30 and Strategic Value/9/

                       (n)     Not Applicable

                       (o)     Not Applicable

                       (p)(1)  Code of Ethics - Pacific Select Fund/7/

                       (p)(2)  Code of Ethics - Alliance Capital Management
                               L.P./9/

                       (p)(3)  Code of Ethics - Capital Guardian Trust
                               Company/9/

                       (p)(4)  Code of Ethics - Goldman Sachs Asset
                               Management/9/

                       (p)(5) Code of Ethics - J.P. Morgan Investment Management Inc./9/

                       (p)(6)  Code of Ethics - Janus Capital
                               Corporation/9/

                       (p)(7)  Code of Ethics - Lazard Asset Management/9/

                       (p)(8)  Code of Ethics - Mercury Asset Management
                               US/9/

                       (p)(9)  Code of Ethics - Morgan Stanley Asset
                               Management/9/

                       (p)(10) Code of Ethics - Pacific Investment Management
                               Company/9/

                       (p)(11) Code of Ethics - Salomon Brothers Asset
                               Management Inc/9/

                       (p)(12) Code of Ethics - Pacific Life Insurance Company
                               Securities Division/9/
------------

/1/ Included in Registrant's Form Type N1A/A, Accession No. 0000898430-95-002464 filed on November 22, 1995 and incorporated by reference herein.

/2/ Included in Registrant's Form Type N1A/A, Accession No. 0000898430-96-000275 filed on February 1, 1996 and incorporated by reference herein.

/3/ Included in Registrant's Form Type N1A/B, Accession No. 0001017062-97-000728 filed on April 25, 1997 and incorporated by reference herein.

/4/ Included in Registrant's Form Type N1A/A, Accession No. 0001017062-97-001012 filed on May 16, 1997 and incorporated by reference herein.

/5/ Included in Registrant's Form Type N1A/A, Accession No. 0001017062-98-000424 filed on March 2, 1998 and incorporated by reference herein.

/6/ Included in Registrant's Form Type N1A/A, Accession No. 0001017062-98-001954 filed on September 4, 1998 and incorporated by reference herein.

/7/ Included in Registrant's Form Type N1A/A, Accession Number 0001017062-00-000474 filed on February 16, 2000 and incorporated by reference herein.

/8/ Included in Registrant's Form Type N1A/B, Accession Number 0001017062-00-000983 filed on April 26, 2000 and incorporated by reference herein.

/9/ Included in Registrant's Form Type N1A/A, Accession Number 0001017062-00-001495 filed on July 14, 2000 and incorporated by reference herein.


Item 24.  Persons Controlled by or Under Common Control with the Fund
          -----------------------------------------------------------

     Pacific Life Insurance Company ("Pacific Life"), on its own behalf and on behalf of its Separate Account A, Separate Account B, Pacific Select Variable Annuity, Pacific Select Exec, Pacific COLI, Pacific COLI II, Pacific COLI III, Pacific Select, and Pacific Corinthian Variable Account Separate Accounts ("Separate Accounts"), owns of record the outstanding shares of the Series of Registrant. Pacific Life Insurance Company will vote fund shares in accordance with instructions received from Policy Owners having interests in the Variable Accounts of its Separate Accounts.


Item 25.  Indemnification
          ---------------

     Reference is made to Article V of the Registrant's Declaration of Trust.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26.  Business and Other Connections of the Investment Adviser
          --------------------------------------------------------

     Each investment adviser, and the trustees or directors and officers of each investment adviser and their business and other connections are as follows:

Name of Adviser               Name of Individual             Business and Other Connections
-------------------------   -----------------------   --------------------------------------------
Pacific Life Insurance Company

Name of Adviser               Name of Individual             Business and Other Connections
-------------------------   -----------------------   --------------------------------------------
Pacific Life                Thomas C. Sutton          Director, Chairman of the Board and Chief
                                                      Executive Officer of Pacific Life Insurance
                                                      Company, January 1990 to present; Director,
                                                      Chairman of the Board and Chief Executive
                                                      Officer of Pacific Mutual Holding Company and
                                                      Pacific LifeCorp, August 1997 to present;
                                                      Director of: Mutual Service Corporation,
                                                      Director (March 1989 to present) and Chairman
                                                      (July 1989 to present) of Pacific Life & Annuity
                                                      Company (formerly PM Group Life Insurance Co.);
                                                      PM Realty Advisors, Inc., Pacific Financial
                                                      Products, Inc., and similar positions with
                                                      various affiliated companies of Pacific Life
                                                      Insurance Company; Director of: Newhall Land &
                                                      Farming; Edison International; The Irvine Company
                                                      and Former Chairman of the American Council of
                                                      Life Insurance; and Former Director of: Pacific
                                                      Corinthian Life Insurance Company, Cadence
                                                      Capital Management Corporation, NFJ Investment
                                                      Group, Inc., Pacific Financial Asset Management
                                                      Corporation, Pacific Investment Management
                                                      Company, Pacific Select Distributors, Inc.
                                                      (formerly Pacific Mutual Distributors, Inc.), and
                                                      Management Board member of PIMCO Advisors L.P.

Pacific Life                Glenn S. Schafer          Director (November 1994 to present) and President
                                                      (January 1995 to present) of Pacific Life Insurance
                                                      Company; Director and President of Pacific Mutual
                                                      Holding Company and Pacific LifeCorp, August 1997
                                                      to present; Director of: Pacific Life & Annuity
                                                      Company (formerly PM Group Life Insurance Company);
                                                      Mutual Service Corporation; PM Realty Advisors, Inc.;
                                                      and similar positions with various affiliated companies
                                                      of Pacific Life Insurance Company; Former Director
                                                      of Pacific Corinthian Life Insurance Company; Pacific
                                                      Select Distributors, Inc. (formerly Pacific Mutual
                                                      Distributors, Inc.); and Management Board member of
                                                      PIMCO Advisors L.P.

Pacific Life                David R. Carmichael       Director (since August 1997), Senior Vice President
                                                      and General Counsel of Pacific Life Insurance
                                                      Company, April 1992 to present; Senior Vice
                                                      President and General Counsel of Pacific Mutual
                                                      Holding Company and Pacific LifeCorp, August 1997
                                                      to present; Senior Vice President and General
                                                      Counsel of Pacific Life & Annuity Company (formerly
                                                      PM Group Life Insurance Company), July 1998 to present;
                                                      Director of Pacific Life & Annuity (formerly PM Group
                                                      Life Insurance Company); Association of California
                                                      Health and Life Insurance Companies; and Association
                                                      of Life Insurance Counsel; Former Director of Pacific
                                                      Corinthian Life Insurance Company


Name of Adviser               Name of Individual             Business and Other Connections
-------------------------   -----------------------   --------------------------------------------
Pacific Life                Audrey L. Milfs           Director (since August 1997), Vice President
                                                      and Corporate Secretary of Pacific Life
                                                      Insurance Company, March 1991 to present;
                                                      Vice President and Secretary of Pacific
                                                      Mutual Holding Company and Pacific LifeCorp,
                                                      August 1997 to present; Director of Pacific
                                                      Life & Annuity Company (formerly PM Group Life
                                                      Insurance Company); Pacific Financial Products,
                                                      Inc.; PM Realty Advisors, Inc.; Vice President
                                                      and Secretary to several affiliated companies
                                                      of Pacific Life Insurance Company

Pacific Life                Khanh T. Tran             Director (since August 1997), Senior Vice President
                                                      and Chief Financial Officer of Pacific Life
                                                      Insurance Company, June 1996 to present; Vice
                                                      President and Treasurer of Pacific Life Insurance
                                                      Company, November 1991 to June 1996; Senior Vice
                                                      President and Chief Financial Officer to several
                                                      affiliated companies of Pacific Life Insurance
                                                      Company, 1990 to present

Pacific Life                Edward R. Byrd            Vice President and Controller of Pacific
                                                      Life Insurance Company, August 1992 to present;
                                                      Director (since January 1998), CFO and
                                                      Treasurer of Pacific Select Distributors, Inc.
                                                      (formerly Pacific Mutual Distributors, Inc.);
                                                      Vice President and Controller of Pacific Mutual
                                                      Holding Company and Pacific LifeCorp, August
                                                      1997 to present; and similar positions with
                                                      various affiliated companies of Pacific Life
                                                      Insurance Company.

Pacific Life                Brian D. Klemens          Vice President and Treasurer of Pacific Life
                                                      Insurance Company, December 1998 to Present; and
                                                      Assistant Vice President and Assistant Controller
                                                      of Pacific Life Insurance Company, April 1994 to
                                                      December 1998; Vice President and Treasurer of
                                                      several affiliated companies of Pacific Life
                                                      Insurance Company (February 1999 to present)

Pacific Life                Larry J. Card             Executive Vice President of Pacific Life Insurance
                                                      Company, January 1995 to present; Executive Vice
                                                      President of Pacific Mutual Holding Company and
                                                      Pacific LifeCorp, August 1997 to present and
                                                      similar positions with various affiliated
                                                      companies of Pacific Life Insurance Company.

Name of Adviser             Name of Individual        Business and Other Connections
----------------------      -----------------------   --------------------------------------------
Pacific Investment                                    Investment Adviser
 Management
 Company
 ("PIMCO")

PIMCO                       Augustine Ariza, Jr.      Vice President

PIMCO                       Michael R. Asay           Senior Vice President

PIMCO                       George C. Allan           Senior Vice President

PIMCO                       Tamara J. Arnold, CFA     Senior Vice President

PIMCO                       Brian P. Baker            Vice President (SINGAPORE)

PIMCO                       Leslie A. Barbi           Executive Vice President

PIMCO                       Stephen B. Beaumont       Vice President

PIMCO                       William R. Benz, CFA      Managing Director

PIMCO                       Gregory A. Bishop         Vice President

PIMCO                       Andrew Brick              Senior Vice President

PIMCO                       John B. Brynjolfsson      Senior Vice President

PIMCO                       Robert W. Burns           Managing Director

PIMCO                       Sabrina C. Callin         Vice President

PIMCO                       Marcia K. Clark           Vice President

PIMCO                       Jerry L. Coleman          Vice President

PIMCO                       Cyrille Conseil           Vice President

PIMCO                       Douglas Cummings          Vice President

PIMCO                       Wendy W. Cupps            Senior Vice President

PIMCO                       Chris P. Dialynas         Managing Director

PIMCO                       David J. Dorff            Vice President

PIMCO                       Michael G. Dow            Senior Vice President

PIMCO                       Anita Dunn                Vice President

PIMCO                       Sandra Durn               Vice President


Name of Adviser            Name of Individual                Business and Other Connections
----------------------   -----------------------      --------------------------------------------
PIMCO                    A. Benjamin Ehlert, CFA,     Executive Vice President
                         CIC

PIMCO                    Mohamed A. El-Erian          Managing Director

PIMCO                    Robert A. Ettl               Executive Vice President

PIMCO                    Stephanie D. Evans           Vice President

PIMCO                    Robert M. Fitzgerald         Chief Financial Officer, Treasurer (PALP)

PIMCO                    Teri Frisch                  Vice President

PIMCO                    Steve A. Foulke              Vice President

PIMCO                    Yuri P. Garbuzov             Vice President

PIMCO                    William H. Gross, CFA        Managing Director

PIMCO                    John L. Hague                Managing Director

PIMCO                    Gordon C. Hally, CIC         Executive Vice President

PIMCO                    Pasi M. Hamalainen           Managing Director

PIMCO                    John P. Hardaway             Senior Vice President

PIMCO                    Brent R. Harris, CFA         Managing Director

PIMCO                    Joseph Hattesohl             Vice President

PIMCO                    Raymond C. Hayes             Vice President

PIMCO                    David C. Hinman              Senior Vice President

PIMCO                    Lisa Hocson                  Vice President

PIMCO                    Douglas M. Hodge, CFA        Executive Vice President

PIMCO                    Brent L. Holden, CFA         Managing Director

PIMCO                    Dwight F. Holloway, Jr.,     Senior Vice President (LONDON)
                         CFA, CIC

PIMCO                    Mark T. Hudoff               Senior Vice President

PIMCO                    Margaret E. Isberg           Managing Director

PIMCO                    Thomas J. Kelleher           Vice President

PIMCO                    James M. Keller              Senior Vice President

PIMCO                    Raymond G. Kennedy, CFA      Senior Vice President

PIMCO                    Mark R. Kiesel               Vice President

PIMCO                    Sharon K. Kilmer             Executive Vice President

PIMCO                    Steven Kirkbaumer            Vice President

PIMCO                    John S. Loftus, CFA          Managing Director

PIMCO                    David Lown                   Vice President

PIMCO                    Joseph McDevitt              Executive Vice President

PIMCO                    Andre J. Mallegol            Vice President

PIMCO                    Scott W. Martin              Vice President

PIMCO                    Michael E. Martini           Vice President

PIMCO                    Scott A. Mather              Senior Vice President

PIMCO                    Benjamin L. Mayer            Vice President

PIMCO                    Dean S. Meiling, CFA         Managing Director

PIMCO                    Jonathan D. Moll             Vice President

PIMCO                    Mark E. Metsch               Vice President

PIMCO                    Kristen M. Monson            Senior Vice President

PIMCO                    James F. Muzzy, CFA          Managing Director

PIMCO                    Doris Nakamura               Vice President

PIMCO                    Mark D. Nellemann            Vice President

PIMCO                    Vinh T. Nguyen               Controller (PALP)

PIMCO                    Douglas J. Ongaro            Vice President

PIMCO                    Thomas J. Otterbein, CFA     Senior Vice President

PIMCO                    Kumar N. Palghat             Vice President

PIMCO                    Keith Perez                  Vice President

PIMCO                    Mohan V. Phansalkar          Senior Vice President, Senior
                                                      Legal Counsel

PIMCO                    Elizabeth M. Philipp         Vice President

PIMCO                    David J. Pittman             Vice President

PIMCO                    William F. Podlich III       Managing Director

PIMCO                    William C. Powers            Managing Director

PIMCO                    Terry A. Randall             Vice President

PIMCO                    Mark Romano                  Vice President

PIMCO                    Scott L. Roney, CFA          Senior Vice President (JAPAN)

PIMCO                    Michael J. Rosborough        Senior Vice President

PIMCO                    Cathy T. Rowe                Vice President

PIMCO                    Seth R. Ruthen               Vice President

PIMCO                    Jeffrey M. Sargent           Vice President

PIMCO                    Ernest L. Schmider           Managing Director, Secretary,
                                                      Chief Administrative and Legal Officer

PIMCO                    Leland T. Scholey, CFA       Senior Vice President

PIMCO                    Stephen O. Schulist          Vice President

PIMCO                    Iwona E. Scibisz             Vice President

PIMCO                    Denise C. Seliga             Vice President

PIMCO                    Rita J. Seymour              Vice President

PIMCO                    Christopher Sullivan, CFA    Vice President

PIMCO                    Kyle J. Theodore             Vice President

PIMCO                    Lee Thomas                   Managing Director

PIMCO                    William S. Thompson,         Chief Executive Officer and Managing
                         Jr.                          Director

PIMCO                    Ronaele K. Trinidad          Vice President

PIMCO                    Benjamin L. Trosky, CFA      Managing Director

PIMCO                    Richard E. Tyson             Vice President

PIMCO                    Peter A. Van de Zilver       Vice President

PIMCO                    Koichi Watanabe              Vice President (JAPAN)

PIMCO                    Marilyn Wegener              Vice President

PIMCO                    Richard M. Weil              Assistant Secretary, General Counsel

PIMCO                    Paul C. Westhead             Vice President, Managing Director,
                                                      Director of Corporate Services and General Counsel

PIMCO                    George H. Wood, CFA          Executive Vice President

PIMCO                    Michael A. Yetter            Senior Vice President

PIMCO                    David Young                  Vice President (LONDON)

PIMCO                    Changhong Zhu                Vice President

Name of Adviser               Name of Individual             Business and Other Connections
-------------------------   -----------------------   --------------------------------------------
Capital Guardian Trust                                Investment Adviser
 Company

Capital Guardian Trust      Timothy D. Amour          Director, Capital Guardian Trust Company,
 Company                                              Capital Research and Management Company and
                                                      Capital Management Services, Inc.; Chairman
                                                      and Chief Executive Officer, Capital Research
                                                      Company.

Capital Guardian Trust      Donnalisa Barnum          Senior Vice President, Capital
Company                                               Guardian Trust Company; Vice
                                                      President, Capital International
                                                      Limited and Capital International, Inc.

Capital Guardian Trust      Andrew F. Barth           Director, Capital Guardian Trust Company and
 Company                                              Capital Research and Management Company;
                                                      Director and Research Director, Capital
                                                      International Research, Inc.; President, Capital
                                                      Guardian Research Company; Formerly Director and
                                                      Executive Vice President, Capital Guardian
                                                      Research Company.

Capital Guardian Trust      Michael D. Beckman        Senior Vice President, Treasurer and Director,
 Company                                              Capital Guardian Trust Company; Director,
                                                      Capital Guardian Trust Company of Nevada;
                                                      Treasurer, Capital International Research, Inc.
                                                      and Capital Guardian Research Company; Director
                                                      and Treasurer, Capital Guardian (Canada), Inc.;
                                                      Formerly Chairman and Director, Capital
                                                      International Asia Pacific Management Company.

Capital Guardian Trust      Michael A. Burik          Senior Counsel, The Capital Group Companies,
 Company                                              Inc.; Senior Vice President, Capital Guardian
                                                      Trust Company.

Capital Guardian Trust      Elizabeth A. Burns        Senior Vice President, Capital Guardian
 Company                                              Trust Company

Capital Guardian Trust      Larry P. Clemmensen       Director of Capital Guardian Trust
 Company                                              Company, American Funds Distributors, Inc.;
                                                      Chairman of the Board, and Director of American
                                                      Funds Service Company; Director and President,
                                                      The Capital Group Companies, Inc. and Capital
                                                      Management Services, Inc.; Senior Vice
                                                      President and Director, Capital Research and
                                                      Management Company; Treasurer, Capital
                                                      Strategy Research, Inc.;

Capital Guardian Trust      Kevin G. Clifford         Director and President, American Funds
 Company                                              Distributors, Inc.; Director, Capital
                                                      Guardian Trust Company

Capital Guardian Trust      Roberta A. Conroy         Senior Vice President, Director and Counsel,
 Company                                              Capital Guardian Trust Company; Senior Vice
                                                      President and Secretary, Capital
                                                      International, Inc.; Assistant General
                                                      Counsel, The Capital Group Companies, Inc.,
                                                      Secretary, Capital Guardian International,
                                                      Inc.; Formerly, Secretary, Capital Management
                                                      Services, Inc.

Capital Guardian Trust      John B. Emerson           Senior Vice President, Capital Guardian Trust
 Company                                              Company; Director, Capital Guardian Trust
                                                      Company, a Nevada Corporation.

Capital Guardian Trust      Michael R. Ericksen       Senior Vice President, Capital Guardian
 Company                                              Trust Company; Senior Vice President and
                                                      Director, Capital International, Limited

Name of Adviser               Name of Individual             Business and Other Connections
-------------------------   -----------------------   ----------------------------------------------
Capital Guardian Trust      David I. Fisher           Vice Chairman and Director, Capital
 Company                                              International, Inc., Capital International
                                                      Limited and Capital International K.K.;
                                                      Chairman and Director, Capital International
                                                      S. A. and Capital Guardian Trust Company;
                                                      Director and President, Capital International
                                                      Limited (Bermuda); Director, The Capital Group
                                                      Companies, Inc., Capital International
                                                      Research, Inc., Capital Group Research, Inc.
                                                      and Capital Research and Management Company.

Capital Guardian Trust      Richard N. Havas          Senior Vice President, Capital Guardian Trust
                                                      Company, Capital International, Inc. and
                                                      Capital International Limited; Director and
                                                      Senior Vice President, Capital International
                                                      Research, Inc.; Director and Senior Vice
                                                      President Capital Guardian (Canada), Inc.

Capital Guardian Trust      Frederick M. Hughes, Jr.  Senior Vice President, Capital
 Company                                              Guardian Trust Company

Capital Guardian Trust      William H. Hurt           Senior Vice President and Director, Capital
 Company                                              Guardian Trust Company; Chairman and Director,
                                                      Capital Guardian Trust Company, a Nevada
                                                      Corporation and Capital Strategy Research,
                                                      Inc.; Formerly, Director, The Capital Group
                                                      Companies, Inc.

Capital Guardian Trust      Peter C. Kelly            Senior Vice President, Capital Guardian Trust
 Company                                              Company; Assistant General Counsel, The
                                                      Capital Group Companies, Inc.; Director and
                                                      Senior Vice President, Capital International,
                                                      Inc.

Capital Guardian Trust      Robert G. Kirby           Chairman Emeritus, Capital Guardian Trust
                                                      Company; Senior Partner, The Capital Group
                                                      Companies, Inc.

Capital Guardian Trust      Nancy J. Kyle             Senior Vice President and Director,
 Company                                              Capital Guardian Trust Company; President, and
                                                      Director, Capital Guardian (Canada), Inc.

Capital Guardian Trust      Karin L. Larson           Director, The Capital Group Companies, Inc.,
 Company                                              Capital Group Research, Inc., Capital Guardian
                                                      Trust Company, Director and Chairman, Capital
                                                      Guardian Research Company and Capital
                                                      International Research, Inc., Formerly,
                                                      Director and Senior Vice President, Capital
                                                      Guardian Research Company.

Name of Adviser               Name of Individual             Business and Other Connections
-------------------------   -----------------------   --------------------------------------------
Capital Guardian Trust      James R. Mulally          Senior Vice President and Director,
 Company                                              Capital Guardian Trust Company; Senior
                                                      Vice President, Capital International
                                                      Limited; Vice President, Capital Research
                                                      Company; Formerly, Director, Capital Guardian
                                                      Research Company

Capital Guardian Trust      Shelby Notkin             Senior Vice President, Capital
 Company                                              Guardian Trust Company; Director, Capital
                                                      Guardian Trust Company, a Nevada Corporation

Capital Guardian Trust      Mary M. O'Hern            Senior Vice President, Capital
 Company                                              Guardian Trust Company and Capital
                                                      International Limited; Vice President,
                                                      Capital International, Inc.

Capital Guardian Trust      Jeffrey C. Paster         Senior Vice President, Capital Guardian
 Company                                              Trust Company

Capital Guardian Trust      Robert V. Pennington      Senior Vice President, Capital Guardian
 Company                                              Trust Company; President and Director, Capital
                                                      Guardian Trust Company, a Nevada Corporation

Capital Guardian Trust      Jason M. Pilalas          Director, Capital Guardian Trust Company; Senior
 Company                                              Vice President and Director, Capital
                                                      International Research, Inc.; Formerly,
                                                      Director and Senior Vice President, Capital
                                                      Guardian Research Company.

Capital Guardian Trust      Robert Ronus              President and Director, Capital Guardian Trust
 Company                                              Company; Chairman and Director, Capital
                                                      Guardian (Canada), Inc., Director, Capital
                                                      International, Inc. and Capital Guardian
                                                      Research Company; Senior Vice President,
                                                      Capital International, Inc.; Capital
                                                      International Limited and Capital
                                                      International S.A.; Formerly, Chairman,
                                                      Capital Guardian International Research
                                                      Company and Director, Capital International,
                                                      Inc.

Capital Guardian Trust      James F. Rothenberg       Director, American Funds Distributors, Inc.,
 Company                                              American Funds Service Company, The Capital
                                                      Group Companies, Inc., Capital Group Research,
                                                      Inc., Capital Guardian Trust Company and
                                                      Capital Management Services, Inc.; Director
                                                      and President, Capital Research and
                                                      Management, Inc.; Formerly, Director of
                                                      Capital Guardian Trust Company, a Nevada
                                                      Corporation, and Capital Research Company.

Capital Guardian Trust      Theodore R. Samuels       Senior Vice President and Director, Capital
 Company                                              Guardian Trust Company; Director, Capital
                                                      International Research, Inc.; Formerly,
                                                      Director, Capital Guardian Research Company

Capital Guardian Trust      Lionel A. Sauvage         Senior Vice President, Capital Guardian
 Company                                              Trust Company; Vice President,
                                                      Capital International Research, Inc.;
                                                      Formerly, Director, Capital Guardian
                                                      Research Company

Capital Guardian Trust      John H. Seiter            Executive Vice President and Director,
 Company                                              Capital Guardian Trust Company; Senior Vice
                                                      President, Capital Group International, Inc.;
                                                      Vice President, The Capital Group Companies,
                                                      Inc.

Name of Adviser               Name of Individual             Business and Other Connections
-------------------------   -----------------------   --------------------------------------------
Capital Guardian Trust      Eugene P. Stein           Executive Vice President and Director,
 Company                                              Capital Guardian Trust Company; Formerly,
                                                      Director, Capital Guardian Research
                                                      Company

Capital Guardian Trust      Karen Skinner-Twoney      Vice President, Capital Guardian Trust
 Company                                              Company; Director, Vice President and
                                                      Treasurer, Capital Guardian Trust Company, a
                                                      Nevada Corporation.

Capital Guardian Trust      Philip A. Swan            Senior Vice President, Capital Guardian
 Company                                              Trust Company

Capital Guardian Trust      Shaw B. Wagener           Director, Capital Guardian Trust Company,
 Company                                              Capital International Asia Pacific Management
                                                      Company S.A., Capital Research and Management
                                                      Company and Capital International Management
                                                      Company S.A.; President and Director, Capital
                                                      International, Inc.; Senior Vice President,
                                                      Capital Group International, Inc.

Capital Guardian Trust      Eugene M. Waldron         Senior Vice President, Capital Guardian Trust
 Company                                              Company

Capital Guardian Trust      Joanne Weckbacher         Senior Vice President, Capital Guardian Trust
 Company                                              Company.

Name of Adviser               Name of Individual             Business and Other Connections
-------------------------   -----------------------   --------------------------------------------
J.P. Morgan                                           Investment Adviser
 Investment
 Management Inc.

J.P. Morgan                 Keith M. Schappert        President, Chairman, Director and Managing
 Investment                                           Director, J.P. Morgan Investment Management
 Management Inc.                                      Inc.; Managing Director, Morgan Guaranty
                                                      Trust Company of New York

J.P. Morgan                 Isabel H. Sloane          Director and Managing Director, J.P. Morgan
 Investment                                           Investment Management Inc.; Managing Director,
 Management Inc.                                      Morgan Guaranty Trust Company of New York

J.P. Morgan                 Hendrik Van Riel          Director and Managing Director,
 Investment                                           J.P. Morgan Investment Management Inc.;
 Management Inc.                                      Managing Director, Morgan Guaranty
                                                      Trust Company of New York

J.P. Morgan                 Kenneth W. Anderson       Director and Managing Director, J.P. Morgan
 Investment                                           Investment Management Inc.; Managing
 Management Inc.                                      Director, Morgan Guaranty Trust Company
                                                      of New York

J.P. Morgan                 John W. Schmidlin         Director, Managing Director, J.P. Morgan
 Investment                                           Investment Management Inc.; Managing Director,
 Management Inc.                                      Morgan Guaranty Trust Company of New York

J.P. Morgan                 Anthony Della Pietra      Chief Legal Officer and Managing Director,
 Investment                                           J.P. Morgan Investment Management Inc.;
 Management Inc.                                      Managing Director, Morgan Guaranty Trust
                                                      Company of New York

J.P. Morgan                 Thomas J. Smith           Chief Compliance Officer, Vice President;
 Investment                                           Vice President, Morgan Guaranty Trust
 Management Inc.                                      Company of New York

J.P. Morgan                 Ronald R. Dewhurst        Director and Managing Director, J.P. Morgan
 Investment                                           Investment Management Inc.; Managing Director,
 Management Inc.                                      Morgan Guaranty Trust Company of New York

J.P. Morgan                 Gerard W. Lillis          Director and Managing Director, J.P. Morgan
 Investment                                           Investment Management Inc.; Managing Director,
 Management Inc.                                      Morgan Guaranty Trust Company of New York


Name of Adviser               Name of Individual             Business and Other Connections
-------------------------   -----------------------   --------------------------------------------
Janus Capital                                         Investment Adviser
 Corporation

Janus Capital               Thomas H. Bailey          President, Director, Chairman of the
 Corporation                                          Board and Chief Executive Officer

Janus Capital               James P. Craig, III       Director, Vice Chairman and Chief Investment
 Corporation                                          Officer

Janus Capital               Thomas A. Early           Vice President, General Counsel and
 Corporation                                          Secretary

Janus Capital               Michael E. Herman         Director
 Corporation

Janus Capital               Thomas A. McDonnell       Director
 Corporation

Janus Capital               Landon H. Rowland         Director
 Corporation

Janus Capital               Michael Stolper           Director
 Corporation

Janus Capital               Mark B. Whiston           Vice President and Chief Marketing
 Corporation                                          Officer

Janus Capital               Marjorie G. Hurd          Vice President and Chief Operations Officer
 Corporation

 Janus Capital              Steven R. Goodbarn        Treasurer and Chief Financial
  Corporation                                         Officer, 1992 to present, Vice
                                                      President of Finance, June 1995
                                                      to present

Name of Adviser            Name of Individual     Business and Other Connections
-----------------------  ----------------------   ------------------------------
 Morgan Stanley Asset                             Investment Adviser
  Management

 Morgan Stanley Asset    Barton M. Biggs          Director, Chairman and
  Management                                      Managing Director

 Morgan Stanley Asset    Peter Dominic            Managing Director and Member
  Management             Caldecott                of Executive Committee

 Morgan Stanley Asset    Marna C. Whittington     Chief Operating Officer,
  Management                                      Managing Director, and Member
                                                  of Executive Committee

 Morgan Stanley Asset    Donald P. Ryan           Principal and Compliance Officer
  Management

 Morgan Stanley Asset    Harold J. Schaaff, Jr.   Managing Director, General Counsel
  Management                                      and Secretary

Morgan Stanley Asset     Alexander C. Frank       Treasurer
 Management

Morgan Stanley Asset     Richard B. Worley        President, Director, Portfolio
 Management                                       Manager and Member of Executive
                                                  Committee

Morgan Stanley Asset     Thomas L. Bennett        Member of Executive Committee
 Management                                       and Portfolio Manager

Morgan Stanley Asset     Alan E. Goldberg         Member of Executive Committee
 Management

Name of Adviser               Name of Individual             Business and Other Connections
-------------------------   -----------------------   ---------------------------------------------
Goldman Sachs Asset                                   Investment Adviser
 Management

Goldman Sachs Asset         Robert J. Hurst           Vice Chairman, Goldman, Sachs & Co.
 Management

Goldman Sachs Asset         Henry M. Paulson, Jr.     Chief Executive Officer and Chairman,
 Management                                           Goldman, Sachs & Co.

Goldman Sachs Asset         John A. Thain             President and Co-Chief Operating Officer,
 Management                                           Goldman, Sachs & Co.

Goldman Sachs Asset         John L. Thornton          President and Co-Chief Operating Officer,
 Management                                           Goldman, Sachs & Co.

Adviser and Governing
Board of Directors                      Name of Individual                 Business and Other Connections
--------------------------------        -------------------------------    ---------------------------------------------------------
Alliance Capital Management L.P.                                           Investment Adviser

Alliance Capital Management L.P.        Dave H. Williams                   Director; Chairman of the Board, Alliance Capital
                                                                           Management Corporation; Director of The Equitable
                                                                           Companies Incorporated; Director of The Equitable Life
                                                                           Assurance Society of the United States; Senior Vice
                                                                           President of AXA (husband of Reba W. Williams)

Alliance Capital Management L.P.        Michael Hegarty                    Director; Vice Chairman and Chief Operating Officer;
                                                                           The Equitable Companies Incorporated; President, Chief
                                                                           Operating Officer and Director, The Equitable Life
                                                                           Assurance Society of the U.S.

Alliance Capital Management L.P.        Benjamin D. Holloway               Director; Consultant to the Continental Companies;
                                                                           Director Emeritus of the Duke University Management
                                                                           Corporation, Chairman of the Touro National Heritage
                                                                           Trust, a Regent of The Cathedral of St. John the Divine
                                                                           and a Trustee of Duke University (Emeritus) and the
                                                                           American Academy in Rome

Alliance Capital Management L.P.        Denis Duverne                      Director; Senior Vice President - International Life,
                                                                           AXA; Director of various subsidiaries of the AXA Group;
                                                                           Director of Donaldson Lufkin & Jenrette and The
                                                                           Equitable Life Assurance Society of the United States

Alliance Capital Management L.P.        Herve Hatt                         Director; Senior Vice President, AXA

Alliance Capital Management L.P.        Frank Savage                       Director; Chairman of Alliance Capital Management
                                                                           International, a division of Alliance Capital Management
                                                                           LP; Director of Alliance Capital Finance Group
                                                                           Incorporated, a subsidiary of the Partnership; Senior
                                                                           Vice President of The Equitable Life Assurance Society
                                                                           of the United States

Alliance Capital Management L.P.        Luis J. Bastida                    Director; Chief Financial Officer and Member of the
                                                                           Executive Committee of Banco Bilbao Vizcaya, S.A.

Alliance Capital Management L.P.        Henri de la Croix de la Castries   Director; Senior Executive Vice President - Financial
                                                                           Services and Life Insurance Activities of AXA

Alliance Capital Management L.P.        Kevin C. Dolan                     Director; Chief Executive Officer, AXA Investment
                                                                           Managers Paris

Alliance Capital Management L.P.        Reba W. Williams                   Director; Director of Special Projects at Alliance
                                                                           Capital Management Corporation (wife of Dave H. Williams)

Alliance Capital Management L.P.        Peter D. Noris                     Director; Executive Vice President and Chief Investment
                                                                           Officer of The Equitable Companies Incorporated,
                                                                           Executive Vice President and Chief Investment Officer of
                                                                           The Equitable Life Assurance Society of the U.S.

Alliance Capital Management L.P.        Robert B. Zoellick                 Director; President and CEO of the Center for Strategic
                                                                           and International Studies, an independent non-profit
                                                                           public policy institute; Director of Janus Intercable,
                                                                           Said Holdings, the Advisory Council of Enron Corp., and
                                                                           several non-profit entities, including the Council on
                                                                           Foreign Relations, the German Marshall Fund, the Eurasia
                                                                           Foundation, the European Institute, the American Council
                                                                           on Germany, the National Bureau of Asian Research and the
                                                                           Overseas Development Council

Alliance Capital Management L.P.        Donald H. Brydon                   Director; Chairman and Chief Executive Officer, AXA
                                                                           Investment Managers S.A.

Alliance Capital Management L.P.        Edward D. Miller                   Director; President, Chief Executive Officer and Director
                                                                           of The Equitable Companies Incorporated; Chairman of the
                                                                           Board and Chief Executive Officer of The Equitable Life
                                                                           Assurance Society of the United States; Senior Executive
                                                                           Vice President, AXA

Alliance Capital Management L.P.        Stanley B. Tulin                   Director; Executive Vice President and Chief Financial
                                                                           Officer, The Equitable Companies Incorporated; Vice
                                                                           Chairman and Chief Financial Officer, The Equitable Life
                                                                           Assurance Society of the U.S.; Director of Donaldson,
                                                                           Lufkin & Jenrette and the Jewish Theological Seminary;
                                                                           Fellow of the Society of Actuaries, member and Treasurer
                                                                           of the American Academy of Actuaries

Alliance Capital Management L.P.        John D. Carifa                     Director, President and Chief Operating Officer

Alliance Capital Management L.P.        Bruce W. Calvert                   Director and Chief Executive Officer

Alliance Capital Management L.P.        Alfred Harrison                    Director and Vice Chairman

Alliance Capital Management L.P.        David R. Brewer, Jr.               Senior Vice President and General Counsel

Alliance Capital Management L.P.        Robert H. Joseph, Jr.              Senior Vice President and Chief Financial Officer

Alliance Capital Management L.P.        Mark R. Manley                     Senior Vice President, Counsel, Compliance Officer and
                                                                           Assistant Secretary

Salomon Brothers Asset Management Inc. ("SABAM")

SABAM, an indirect, wholly-owned subsidiary of Citigroup, is an investment adviser registered under the Investment Advisers Act of 1940 (the "Advisers Act") and renders investment advice to a wide variety of individual, institutional and investment advisory clients.

The list required by this Item 26 of officers and directors of SABAM, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is hereby incorporated by reference to Schedules A and D of Form ADV filed by SABAM pursuant to the Advisers Act (SEC File No. 801-32046).

Adviser and Governing
Board of Directors        Name of Individual          Business and Other Connections
-----------------------   --------------------------  ---------------------------------------------------------
Lazard Asset Management                               Investment Adviser
("Lazard")

Lazard                    John C. Adams               General Member

Lazard                    Eileen D. Alexanderson      General Member

Lazard                    William Araskog             General Member

Lazard                    Robert A. Baer, Jr.         General Member

Lazard                    F. Harlan Batrus            General Member; Director of Mutual of America Capital Management Corp.;
                                                      Director of Ryan Labs, Inc.; owner of A.J. Technologies

Lazard                    Gerardo Braggiotti          General Member; Managing Director of Lazard SpA; Managing Director of Lazard
                                                      Brothers & Co. Ltd.; Former director Centrale, Sec Generale of Centrale of
                                                      Mediobanca S.P.A.; Vice President, Lazard Vitale Borghesi SPA; General
                                                      Partner, Lazard Freres et Cie; General Partner, Maison Lazard et Cie; General
                                                      Partner, Partena

Lazard                    Patrick J. Callahan, Jr.    General Member; Director of Berry Metal Co.; Director of Michigan Wheel Corp.;
                                                      Director of Rotation Dynamics Corp.; Director of BT Capital Corp.

Lazard                    Michel David-Weill          General Member; Director of The Dannon Company, Inc.; President and Chairman
                                                      of the Board of Eurafrance; Director of Exor Group; Director of Euralux;
                                                      Director of Group Danone; Director of ITT Industries, Inc.; Director of La
                                                      France S.A.; Deputy Chairman of Lazard Brothers & Co., Limited; Former
                                                      Director of Pearson plc; Director of Publicis S.A.; Director of S.A. de la Rue
                                                      Imperiale de Lyon; Chairman of Lazard Freres & Co. LLC; General Partner of
                                                      Lazard Freres & Cie; Chairman of Lazard Partners L.P.; Member of Investment
                                                      Advisory Board of Corporate Advisers, L.P.; Permanent rep. of LFC (Director)
                                                      of Compagnie De Credit; Director of Maison Lazard S.A.; General Partner of
                                                      Maison Lazard & Cie; Chairman of Maison Lazard Developpement; Gerant (Partner)
                                                      of Parteger; Gerant (Partner) of Parteman; General Partner of Partemiel;
                                                      General Partner of Partena; Former Director of IFI SpA; Director of IFIL SpA;
                                                      Director of Fonds Partenaires - Gestion Investments

Lazard                    John V. Doyle               General Member

Lazard                    Thomas F. Dunn              General Member

Lazard                    Norman Eig                  General Member; Vice Chairman of Lazard Freres & Co. LLC; Chairman and
                                                      Director of The Lazard Funds, Inc.; Chairman and Director of Lazard Retirement
                                                      Series, Inc.; Director of Lazard Investment Funds Limited; Director and Chief
                                                      Investment Officer and Treasurer of Lazard Pension Management, Inc.; Director
                                                      of Lazard Asset Management Holdings Limited; Director of Lazard Asset
                                                      Management Pacific Co.; Director of Lazard Asset Management Limited; Member of
                                                      the Supervisory Board of Lazard Asset Management (Deutschland) GmbH; Managing
                                                      Director of Lazard Asset Management (Deutschland) Gesellschaft; Director of
                                                      Lazard Asset Management (CI) Holdings Ltd.

Lazard                    Richard P. Emerson          General Member

Lazard                    Peter R. Ezersky            General Member; Board Member of Cakewalk LLC

Lazard                    Eli H. Fink                 General Member; Former Partner & Vice Chairman of Deloitte & Touche LLP

Lazard                    Jonathan F. Foster          General Member; Director, Cakewalk LLC

Lazard                    Albert H. Garner            General Member

Lazard                    James S. Gold               General Member; Director of Smart & Final Inc.; Director of The Hain Food
                                                      Group
Lazard                    Jeffrey A. Golman           General Member

Lazard                    Steven J. Golub             General Member; Chief Financial Officer of Lazard Freres & Co. LLC; Director
                                                      of Mineral Technologies Inc.

Lazard                    Robert L. Goodman           General Member

Lazard                    Herbert W. Gullquist        General Member; Vice Chairman of Lazard Freres & Co. LLC; President and
                                                      Director of The Lazard Funds, Inc.; President and Director of Lazard
                                                      Retirement Series, Inc.; Director of Lazard Far East Investors Limited;
                                                      President and Director of Lazard Pension Management, Inc.; Director of Lazard
                                                      Asset Management Holdings Limited; Director and President of Lazard Asset
                                                      Management (Canada), Inc.; Director and Chairman of Lazard Asset Management
                                                      Pacific Co.; Director of Lazard Asset Management Limited; Member of the
                                                      Supervisory Board of Lazard Asset Management (Deutschland) GmbH; Managing
                                                      Director of Lazard Asset Management (Deutschland) Gesallschaft); Member of the
                                                      Advisory Board of The Egypt Trust; Board Member of Lazard Asset Management
                                                      Egypt

Lazard                    Thomas R. Haack             General Member

Lazard                    Paul J. Haigney             Managing Director

Lazard                    Ira O. Handler              General Member

Lazard                    Yasushi Hatakeyama          General Member

Lazard                    Melvin L. Heineman          General Member; Director of Lazard Freres & Co., Ltd; Director of Lazard
                                                      Asset Management Pacific Co.; Director & Vice President of Lazard Pension
                                                      Management, Inc.

Lazard                    Scott D. Hoffman            General Member

Lazard                    Robert E. Hougie            General Member

Lazard                    Kenneth M. Jacobs           General Member; Director of ARV Assisted Living, Inc.

Lazard                    James L. Kempner            General Member

Lazard                    Larry A. Kohn               General Member

Lazard                    Lee O. Kraus                General Member

Lazard                    Sandra A. Lamb              Director, Fortress Group, Inc.; General Member

Lazard                    Robert C. Larson            General Member; Chairman, Lazard Real Estate Investors LLC; Non-Executive
                                                      Director, Bass plc.; Non-Executive Director, Lifestyle Furnishings
                                                      International Ltd.; Non-Executive Director, Commonwealth Atlantic Properties,
                                                      Inc.

Lazard                    William R. Loomis, Jr.      General Member; Director of Englehard Corp.; Former Director of Minorco S.A.;
                                                      Former Director of Minorco (U.S.A.) Inc.; Director & Chairman of Terra
                                                      Industries, Inc.; Director of Ripplewood Holdings LLC

Lazard                    J. Robert Lovejoy           General Member

Lazard                    Matthew J. Lustig           Board Member, Brandywine Realty Trust; General Member

Lazard                    Thomas E. Lynch             General Member

Lazard                    Mark T. McMaster            General Member

Lazard                    Michael G. Medzigian        General Member; President and CEO, Lazard Real Estate Investors LLC; Director,
                                                      Arnold Palmer Golf Management; Director, President and CEO, Park Plaza Hotels
                                                      & Resorts

Lazard                    Richard W. Moore Jr.        General Member

Lazard                    Robert P. Morgenthau        General Member; Director and Vice President of Lazard Asset Management
                                                      (Canada) Inc.; Director of Lazard Investment Funds limited; Director of Lazard
                                                      Fund Manager (CI) Limited; Director of Lazard Global Bond Fund plc; Director
                                                      of Lazard Global Equity Fund plc; Director of Lazard Global Liquidity Fund
                                                      plc; Director of Lazard Strategic Yield Fund plc; Director of Global Funds
                                                      Management Plc; Director of Lazard Asset Management (CI) Holdings Ltd;
                                                      Director of Lazard Asset Management (CI) Ltd.; Director of Lazard Investment
                                                      Funds (CI) Ltd.; Director of Lazard Funds Administration Services (CI) Ltd.;
                                                      Director of Lazard Fund Managers (CI) Ltd. Guernsey; Director of Lazard Global
                                                      Bond Fund; Director of Lazard Investment Funds Ltd. Guernsey; Director of
                                                      Bitterroot Enterprises

Lazard                    Steven J. Niemczyk          General Member

Lazard                    Hamish W. M. Norton         General Member

Lazard                    James A. Paduano            General Member; Director of Donovan Data Systems, Inc.; Director of Secure
                                                      Products Inc.

Lazard                    Louis Perlmutter            General Member

Lazard                    Russell E. Planitzer        General Member; Former Director of Intensolv, Inc.

Lazard                    Steven L. Ratner            Director, Lazard Asia Limited; Chairman, Educational Broadcasting Corp.;
                                                      Director, New York Outward Bound Center; General Member

Lazard                    John R. Reinsberg           General Member; Executive Vice President and Director of Lazard Asset
                                                      Management Pacific Co.; Member of the Supervisory Board of Lazard Asset
                                                      Management (Deutschland) GmbH

Lazard                    Louis G. Rice               General Member

Lazard                    Barry W. Ridings            General Member; Director, Noodle Kidoodle; Director, Furr's Bishop's Inc.;
                                                      Director, New Valley Corp.; Director, Siem Industries; Director, Seaman's
                                                      Furniture

Lazard                    Luis E. Rinaldini           General Member

Lazard                    Bruno M. Roger              Director, Sovaciux S.A., Board Member, Thomson S.A.; General Member;
                                                      Supervisory Board Member of AXA; Supervisory Board Member of CAP Gemini
                                                      Sogeti; Board Member of Compaigne De Credit; Board Member of Compagnie De
                                                      Saint-Gobain; Vice Chairman & CEO of Eurafrance; Chairman & CEO of Financiere
                                                      et Industrelle Gaz at Eaux; Director, Fonds Partenaires Gestion (F.P.G.);
                                                      General Partner of Lazard Freres & Cie; Director without Power of vote of
                                                      LVMH-Moet hennesy Louis Vuitton; Director, Permanent Representative of Marine-
                                                      Wendel; Supervisory Board Member of Pinault-Printemps-Redoute; Director,
                                                      Permanent Representative of Sidel; Board Member of Sofina (Belgique); Board
                                                      Member of Thomson CSF; Director, Permanent Representative of Societe Francoise
                                                      Generale Immobiliere (S.F.G.I.)

Lazard                    Michael S. Rome             General Member

Lazard                    Stephen H. Sands            Director and Co-Chairman, National Imaging Associates, Inc.; General Member;
                                                      Director of Isogen LLC; Former Director of Skila, Inc.

Lazard                    Frank A. Savage             General Member

Lazard                    Gary S. Shedlin             General Member

Lazard                    David A. Tanner             Director, Scientific Learning Corp.; Director, Container and Pallet Services,
                                                      Inc.; Director, Children First, Inc.; Director, Employment Law Training, Inc.;
                                                      General Member; Former Managing Director of E.M. Warburg, Pincus & Co. LLC;
                                                      Former Director of Golden Books Family Entertainment Inc.; Former Director of
                                                      Renaissance Re Holdins Ltd.; Director of Poseidon Resources Inc.; Director of
                                                      Charter Financial, Inc.; Former Director of Classic Sports, Inc.; Former
                                                      Director of Information Ventures LLC

Lazard                    David L. Tashjian           General Member

Lazard                    J. Mikesell Thomas          General Member

Lazard                    Michael P. Triguboff        General Member; Managing Director of Lazard Asset Management Pacific Co.;
                                                      Director of Lazard Japan Asset Management K.K.; Director, Triguboff Management
                                                      Pty Ltd.

Lazard                    Donald A. Wagner            General Member

Lazard                    Ali E. Wambold              General Member; Former Director of The Albert Fisher Group plc; Director of
                                                      Lazard Freres & Co., Ltd.; Director of Tomkins PLC; Member of Investment
                                                      Advisory Board of Corporate Advisors L.P.; Former Director of Lazard S.P.A.;
                                                      Director of Lazard & Co. GmbH

Lazard                    Michael A. Weinstock        General Member

Lazard                    Antonio F. Weiss            General Member; Director, Lazard Vitale Borghesi SPA

Lazard                    Alexander E. Zagoreos       General Member; Director of The Egypt Trust; Director of Flemings Continental
                                                      European Investment Trust plc; Director of Gartmore Emerging Pacific
                                                      Investment Trust plc; Director of Greek Progress Fund; Director of Jupiter
                                                      International Green Investment Trust plc; Director of New Zealand Investment
                                                      Trust plc; Director of Taiwan Opportunities Fund Ltd; Director of The World
                                                      Trust Fund; Director of Lazard Select Investment Trust Ltd.; Director of
                                                      Ermitage Selz Fund; Director of Lazard Asset Management Egypt; Director of
                                                      Latin American Investment Trust, plc; Director of Taiwan American Fund Limited

Mercury Asset             Jeffrey M. Peek             President of Mercury; President of Merrill Lynch Asset Management, L.P.
Management US                                         ("MLAM"); President and Director of Princeton Services; Executive Vice
                                                      President of ML & Co.; Managing Director and Co-Head of the Investment Banking
                                                      Division of Merrill Lynch in 1997

Mercury Asset             Terry K. Glenn              Executive Vice President of Mercury; Executive Vice President of MLAM;
Management US                                         Executive Vice President and Director of Princeton Services; President and
                                                      Director of Princeton Funds Distributor, Inc.; Director of FDS; President of
                                                      Princeton Administrators, L.P.

Mercury Asset             Gregory A. Bundy            Chief Operating Officer and Managing Director of Mercury; Chief Operating
Management US                                         Officer and Managing Director of MLAM; Chief Operating Officer and Managing
                                                      Director of Princeton Services; Co-CEO of Merrill Lynch Australia from 1997 to
                                                      1999

Mercury Asset             Donald C. Burke             Senior Vice President and Treasurer of Mercury; Senior Vice President and
Management US                                         Treasurer of MLAM since 1999; Senior Vice President and Treasurer of Princeton
                                                      Services; Vice President of Princeton Funds Distributor, Inc.; First Vice
                                                      President of MLAM from 1997 to 1999; Vice President of MLAM from 1990 to 1997;
                                                      Director of Taxation of MLAM since 1990

Mercury Asset             Michael G. Clark            Senior Vice President of Mercury; Senior Vice President of MLAM; Senior Vice
Management US                                         President of Princeton Services; Director and Treasurer of Princeton Funds
                                                      Distributor, Inc.

Mercury Asset             Robert C. Doll              Senior Vice President of Mercury; Senior Vice President of MLAM; Senior Vice
Management US                                         President of Princeton Services; Chief Investment Officer of Oppenheimer
                                                      Funds, Inc. in 1999 and Executive Vice President thereof from 1991 to 1999

Mercury Asset             Linda L. Federici           Senior Vice President of Mercury; Senior Vice President of MLAM; Senior Vice
Management US                                         President of Princeton Services

Mercury Asset             Vincent R. Giordano         Senior Vice President of Mercury; Senior Vice President of MLAM; Senior Vice
Management US                                         President of Princeton Services

Mercury Asset             Michael J. Hennewinkel      Senior Vice President, Secretary and General Counsel of Mercury; Senior Vice
Management US                                         President, Secretary and General Counsel of MLAM; Senior Vice President of
                                                      Princeton Services

Mercury Asset             Philip L. Kirstein          Senior Vice President of Mercury; Senior Vice President of MLAM; Senior Vice
Management US                                         President, General Counsel, Director and Secretary of Princeton Services

Mercury Asset             Debra W. Landsman-Yaros     Senior Vice President of Mercury; Senior Vice President of MLAM; Senior Vice
Management US                                         President of Princeton Services; Vice President of Princeton Funds
                                                      Distributor, Inc.

Mercury Asset             Joseph T. Monagle, Jr.      Senior Vice President of Mercury; Senior Vice President of MLAM; Senior Vice
Management US                                         President of Princeton Services

Mercury Asset             Brian A. Murdock            Senior Vice President of Mercury; Senior Vice President of MLAM; Senior Vice
Management US                                         President of Princeton Services; Director of Princeton Funds Distributor, Inc.

Mercury Asset             Gregory D. Upah             Senior Vice President of Mercury; Senior Vice President of MLAM; Senior Vice
Management US                                         President of Princeton Services

Item 27.  Principal Underwriters
          ----------------------

          (a) Pacific Select Distributors, Inc. ("PSD") (formerly Pacific Mutual Distributors, Inc.) member, NASD & SIPC serves as Distributor of Shares of Pacific Select Fund. PSD is a subsidiary of Pacific Life.
          (b)

Name and Principal/10/      Positions and Offices         Positions and Offices
Business Address            with Underwriter              with Registrant
-------------------------   -------------------------     ---------------------
Audrey L. Milfs             Vice President and            Secretary
                            Secretary

Edward R. Byrd              Director, Vice President      None
                            and Chief Financial Officer

Gerald W. Robinson          Director, Chairman and CEO    None

John L. Dixon               Director and President        None

Thomas H. Oliver            Director                      None

John W. Poff                Vice President                None

Patricia A. Thompson        Assistant Vice President      None

Jane M. Guon                Assistant Secretary           None

Adrian S. Griggs            Vice President                None

Kathleen Hunter             Vice President                None

Alyce E. Peterson           Assistant Vice President      None

Brian D. Klemens            Vice President and Treasurer  Vice President and
                                                          Treasurer

Item 28.  Location of Accounts and Records
          --------------------------------

     The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life at 700 Newport Center Drive, Newport Beach, California 92660.

Item 29.  Management Services
          -------------------

     Not applicable

Item 30.  Undertakings
          ------------

     The registrant hereby undertakes:

          Not applicable
-----------------

    /10/   Principal business address for all individuals listed is 700 Newport
      Center Drive, Newport Beach, California 92660

                                  SIGNATURES

  Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule
485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 30 to the Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Newport Beach, and State of California, on this 25th day of August, 2000.

                                          PACIFIC SELECT FUND


                                          By:
                                             __________________________________
                                                    Glenn S. Schafer*
                                                        President

*By: /s/ DIANE N. LEDGER
  _______________________________
      Diane N. Ledger
      as attorney-in-fact

                                  SIGNATURES

  Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 30 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

             SIGNATURE                           TITLE                           DATE
             ---------                           -----                           ----
                                     Chairman and Trustee                               , 2000
------------------------------------  (Chief Executive Officer)             -----------
          Thomas C. Sutton*

                                     Vice President and Treasurer                       , 2000
------------------------------------  (Vice President and Treasurer)        -----------
          Brian D. Klemens*

                                     President                                          , 2000
------------------------------------  (President)                           -----------
          Glenn S. Schafer*

                                     Trustee                                            , 2000
------------------------------------                                        ----------
         Richard L. Nelson*

                                     Trustee                                            , 2000
------------------------------------                                        ----------
          Lyman W. Porter*

                                     Trustee                                            , 2000
------------------------------------                                        ----------
           Alan Richards*

                                     Trustee                                            , 2000
------------------------------------                                        ----------
           Lucie H. Moore*

* By:   /s/ DIANE N. LEDGER                                                    August 25, 2000
------------------------------------
        Diane N. Ledger
        as attorney-in-fact

                                    PART C

    KNOW ALL PERSONS BY THESE PRESENTS, that each person whose signature appears above constitutes and appoints David R. Carmichael, Sharon A. Cheever, Diane N. Ledger, Jeffrey S. Puretz, Jane A. Kanter, Keith T. Robinson, and Robin Yonis Sandlaufer his or her true and lawful attorney-in-fact and agent, each with full power of substitution and resubstitution for him or her in his or her name, place and stead, in any and all Registration Statements applicable to Pacific Select Fund and any amendments or supplements thereto, and to file the same, with all exhibits thereto and other documents in connection therewith, with the Securities and Exchange Commission, granting unto said attorney-in-fact and agent full power and authority to do and perform each and every act and thing requisite and necessary to be done, as fully to all intents and purposes as he or she might or could do in person, hereby ratifying and confirming all that said attorney-in-fact and agent, or his or her substitute or substitutes, may lawfully do or cause to be done by virtue thereof.